Loans Receivable, Net	12 Months Ended
Dec. 31, 2017
Loans Receivable, Net

10. Loans Receivable, Net

Loans receivable as of December 31, 2016 and 2017 consist of the following:

	2016	2017	2017
	RMB	RMB	US$
	(Amount in Thousands)
Loans receivable:
-Within credit term	115,071	768,642	118,138
-Past due	—	—	—
Total loans receivable	115,071	768,642	118,138
Allowance for loan losses	(1,151)	(3,244)	(498)
Loans receivable, net	113,920	765,398	117,640

The loan interest rates range between 4% and 14.4% for the years ended December 31, 2017. All loans are short-term loans, and RMB 740,227 of the balance is secured by collateral.

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2016 and 2017.

	RMB	US$
	(Amount in Thousands)
Loans receivable—December 31, 2015	1,335	206
Provisions	1,151	166
Reversal of allowance provided	(1,335)	(206)
Loans receivable—December 31, 2016	1,151	166
Provisions	3,244	498
Reversal of allowance provided	(1,151)	(166)
Loans receivable—December 31, 2017	3,244	498